Summary of Significant Accounting Policies (Details) - USD ($)								3 Months Ended		12 Months Ended
	Mar. 07, 2022	Mar. 07, 2022	Oct. 15, 2020	Oct. 15, 2020	Sep. 03, 2019	Feb. 06, 2019	Feb. 06, 2019	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Oct. 13, 2022	Aug. 31, 2022	Aug. 18, 2022	Jul. 18, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock, shares authorized (in Shares)								200,000,000		200,000,000	200,000,000
Common stock authorized (in Shares)										4,000,000,000
Perferred stock par value (in Dollars per share)										$ 0.0001
Common stock par value (in Dollars per share)										$ 0.0001
Acquired stock percentage					100.00%
Purchase price of common shares					$ 1,350,000
Note payable to seller					$ 3,000,000									$ 900,000	$ 144,200	$ 360,000
Payment of secured percentage			50.00%	50.00%
Assets acquired			$ 120,000
Promissory note			$ 44,526	$ 44,526
Issuance of shares (in Shares)			10,000,000
Product sales percentage								90.00%		90.00%
Sale of common shares (in Shares)						193	193
Security tax deposited percentage												50.00%					50.00%
Deferred deposits and payments due										$ 457,704
Employee retention credits								$ 0	$ 40,000	$ 40,000	$ 40,000
Reverse split	200	200
Common shares reserved (in Shares)								85,556,140		34,952,209
Restricted common shares issued (in Shares)								4,048,590		2,437,467
Product warranty claims										$ 108,043	108,043
Warranty expense										$ 8,900	$ 5,693
Initial contract										2 years
Units percentage											11.00%
Recognized revenue								$ 0	433,609	$ 1,171,344	$ 1,467,589
Allowance for doubtful accounts
Accounts receivable - unbilled										175,436	190,779
Inventories										116,362	67,635
Depreciation expense										35,474	16,005
Asset required to goodwill										834,220
Impaired intangible assets										37,885
Inventory										193,346
Estimated amortization expense related to intangible assets 2023								641,886		370,344
Estimated amortization expense related to intangible assets 2024								455,322		168,367
Estimated amortization expense related to intangible assets 2025								138,633		131,510
Amortization expense								68,000	70,343	254,245	474,635
Amortization of product development costs										271,062	195,996
Estimated amortization expense related to intangible assets 2026								87,624		65,724
Estimated amortization expense related to intangible assets 2027								46,515		50,635
Estimated amortization expense related to intangible assets thereafter								$ 18,932		24,512
Research and development costs										0	0
Common stock, shares authorized (in Shares)								4,000,000,000
Par value (in Dollars per share)								$ 0.0001
Acquired percentage			50.00%	50.00%	100.00%
Note payable					$ 3,000,000
Deferred deposits and payments due								$ 491,000		458,000
Inventory reserves								116,362			116,362
Intangible assets								136,400		46,100
Amortization of product development costs								$ 99,183	$ 54,534
Goodwill [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets										$ 37,885
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock authorized (in Shares)														20,000,000
Straight-line basis period										2 years
Useful life of intangible assets								3 years	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock authorized (in Shares)														200,000,000
Straight-line basis period										5 years
Useful life of intangible assets								6 years	6 years
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable - unbilled								$ 647,433			175,436
Supplier Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Initial contract										1 year
Other Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated amortization expense related to intangible assets 2023										$ 272,000
Estimated amortization expense related to intangible assets 2024										272,000
Estimated amortization expense related to intangible assets 2025										$ 88,099
Other Intangible Assets [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Straight-line basis period										3 years
Other Intangible Assets [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Straight-line basis period										6 years
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Note payable to seller													$ 175,000
Security tax deposited percentage												50.00%
Forecast [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock authorized (in Shares)														20,000,000
Forecast [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock authorized (in Shares)														200,000,000
Business combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares acquisition (in Shares)					1,350,000
Assets acquired			$ 120,000	$ 120,000
Promissory note			44,526	$ 44,526
Classroom Technologies Solutions, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of shares (in Shares)				10,000,000
Assets acquired			120,000	$ 120,000
Promissory note			$ 44,526	$ 44,526
Research and Development Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Research and development costs										$ 503,706	$ 508,266